INTANGIBLE ASSETS AND GOODWIL - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets
Intangibles impairment charge	$ 0		$ 31,700	$ 27,764	$ 31,700	$ 31,700	$ 0	$ 0
Goodwill	0	$ 0	13,100	0	13,100	13,064	13,064
IPR&D intangible assets:
Finite-Lived Intangible Assets
Total Intangibles	0			0		14,700	46,400
Vicinium | Europe | IPR&D intangible assets:
Finite-Lived Intangible Assets
Intangibles impairment charge		14,700
Total Intangibles	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,700	$ 14,700